Expense Example	Jul. 16, 2026 USD ($)
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	337
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	330
Venerable International Equity Fund | Venerable International Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Venerable International Equity Fund | Venerable International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303